Segment reporting - Assets and Capital Spending (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total Assets	$ 17,158.2	$ 13,713.0
Discontinued Operations
Segment Reporting Information [Line Items]
Total Assets	81.9	536.1
Elimination and Other | Continuing Operations
Segment Reporting Information [Line Items]
Total Assets	494.2	71.1
Vessel Leasing | Operating Segments | Continuing Operations
Segment Reporting Information [Line Items]
Total Assets	16,582.1	13,105.8
Mobile Power Generation
Segment Reporting Information [Line Items]
Vessel leasing	$ 3,345.0	$ 2,997.0